DESCRIPTION OF ORGANIZATION AND BUSINESS OPERATIONS (Details Narrative) - USD ($)			2 Months Ended	5 Months Ended	6 Months Ended		12 Months Ended
	Oct. 22, 2025	Jul. 26, 2024	Mar. 31, 2026	Jun. 30, 2026	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024	Feb. 02, 2026	Oct. 23, 2025	Oct. 28, 2024
DescriptionOfBusinessLineItem [Line Items]
Operating activities
Common stock, shares authorized			1,500,000,000	1,500,000,000	1,500,000,000
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Preferred stock, shares authorized			500,000,000	500,000,000	500,000,000
Preferred stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Common Class A [Member]
DescriptionOfBusinessLineItem [Line Items]
Common stock, shares authorized			800,000,000	800,000,000	800,000,000
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
Common Class B [Member]
DescriptionOfBusinessLineItem [Line Items]
Common stock, shares authorized			200,000,000	200,000,000	200,000,000
Common stock, par value			$ 0.00001	$ 0.00001	$ 0.00001
DT Cloud Star Acquisition Corp [Member]
DescriptionOfBusinessLineItem [Line Items]
Gross proceeds from sale of private placement								$ 2,069,000
Transaction costs				$ 2,175,819	$ 2,175,819		2,175,819
Underwriting commissions				1,035,000	1,035,000		1,035,000
Deferred underwriting commissions				690,000	690,000		690,000	690,000
Other offering costs				450,819	$ 450,819		$ 450,819
Percent of obligation to redeem public shares					100.00%		100.00%
Marketable securities held in the trust account				$ 18,421,078	$ 18,421,078		$ 17,876,466	70,456,287
Percentage of voting interests acquired				50.00%	50.00%		50.00%
Percentage of redemption rights					15.00%		15.00%
Share price				$ 10.00	$ 10.00		$ 10.00
Warrant to purchase									1,931,900
Gross proceeds from public shares				$ 69,000,000	$ 69,000,000		$ 69,000,000
Operating activities					120	$ 285,374	410,968	$ 196,752
Cash at bank				341	341
Working capital deficit				$ 980,611	$ 980,611
Redemption shares									5,247,491
Principal amount										$ 75,000
Working capital deficit							$ 361,245
Common stock, shares authorized				500,000,000	500,000,000		500,000,000	500,000,000
Common stock, par value				$ 0.0001	$ 0.0001		$ 0.0001	$ 0.0001
DT Cloud Star Acquisition Corp [Member] | Sponsor [Member] | Working Capital Loan Note [Member]
DescriptionOfBusinessLineItem [Line Items]
Share price per share											$ 10.00
Aggregate principal amount											$ 300,000
DT Cloud Star Acquisition Corp [Member] | Investment Management Trust Agreement [Member]
DescriptionOfBusinessLineItem [Line Items]
Percent of obligation to redeem public shares	100.00%
Share price										$ 10.00
Extension payment	$ 75,000									$ 75,000
Principal amount				$ 375,000	$ 375,000					$ 75,000
DT Cloud Star Acquisition Corp [Member] | Minimum [Member]
DescriptionOfBusinessLineItem [Line Items]
Percentage of fair market value of business acquisition					80.00%		80.00%
DT Cloud Star Acquisition Corp [Member] | Maximum [Member]
DescriptionOfBusinessLineItem [Line Items]
Share price	$ 10.00			$ 10.00	$ 10.00		$ 10.00
IPO [Member] | DT Cloud Star Acquisition Corp [Member]
DescriptionOfBusinessLineItem [Line Items]
Number of units issued		6,900,000
Share price per share		$ 10.00
Proceeds from issuance of initial public offering		$ 69,000,000
Proceeds held in trust account		$ 69,000,000
Over-Allotment Option [Member] | DT Cloud Star Acquisition Corp [Member]
DescriptionOfBusinessLineItem [Line Items]
Number of units issued		900,000
Share price per share		$ 10.00
Private Placement [Member] | DT Cloud Star Acquisition Corp [Member]
DescriptionOfBusinessLineItem [Line Items]
Number of units issued		206,900
Share price per share		$ 10.00
Gross proceeds from sale of private placement		$ 2,069,000
Private Placement [Member] | DT Cloud Star Acquisition Corp [Member] | Sponsor [Member]
DescriptionOfBusinessLineItem [Line Items]
Number of units issued		206,900
Share price per share		$ 10.00
Gross proceeds from sale of private placement		$ 2,069,000